LOANS, FINANCING AND DEBENTURES - Sustainability Linked Loan (Details) - Sustainability Linked Loan ("SLL") $ in Thousands	Dec. 22, 2022 USD ($)
International Finance Corporation (IFC) A&B Loan
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity	$ 600,000
International Finance Corporation (IFC) A-Loan
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity	$ 250,000
Debt instrument term	8 years
Grace period	6 years
International Finance Corporation (IFC) A-Loan | SOFR
LOANS, FINANCING AND DEBENTURES
Interest rate basis	Term SOFR + 1.80% p.a.
Basis spread (as a percent)	1.80%
International Finance Corporation (IFC) B-Loan
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity	$ 350,000
Debt instrument term	7 years
Grace period	5 years
International Finance Corporation (IFC) B-Loan | SOFR
LOANS, FINANCING AND DEBENTURES
Interest rate basis	Term SOFR + 1.60% p.a.
Basis spread (as a percent)	1.60%